Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.5%)
Communication Services (5.4%)
	Nexstar Media Group Inc.	105,114	14,919
*	Ziff Davis Inc.	169,799	10,837
	Interpublic Group of Cos. Inc.	150,917	4,639
*,1	Manchester United plc Class A	194,969	3,800
*	Sphere Entertainment Co.	92,795	3,175
*	Madison Square Garden Entertainment Corp.	104,754	3,172
	John Wiley & Sons Inc. Class A	97,652	2,950
*	Madison Square Garden Sports Corp.	16,358	2,768
	Paramount Global Class B	187,272	2,691
			48,951
Consumer Discretionary (12.3%)
	Lithia Motors Inc.	44,825	11,968
*	Adtalem Global Education Inc.	167,544	9,545
*	Royal Caribbean Cruises Ltd.	84,516	9,082
	Kontoor Brands Inc.	145,369	7,991
*	OneSpaWorld Holdings Ltd.	659,627	7,948
*	Victoria's Secret & Co.	291,271	7,850
*	Modine Manufacturing Co.	126,178	6,208
	LCI Industries	50,112	5,438
	Cheesecake Factory Inc.	168,246	5,275
*	Mattel Inc.	273,639	5,199
	Boyd Gaming Corp.	70,401	4,157
	Gentex Corp.	126,453	3,845
*	Asbury Automotive Group Inc.	18,046	3,786
	Perdoceo Education Corp.	204,217	3,557
*	LGI Homes Inc.	29,551	3,489
*	Helen of Troy Ltd.	31,925	3,353
	ADT Inc.	549,536	3,226
*	Mohawk Industries Inc.	30,661	2,708
*	Stoneridge Inc.	142,323	2,277
*	Leslie's Inc.	431,826	2,129
*	Under Armour Inc. Class A	219,654	1,788
*	Lands' End Inc.	112,977	798
			111,617
Consumer Staples (2.2%)
	Spectrum Brands Holdings Inc.	171,641	11,900
*	US Foods Holding Corp.	164,354	7,204
	J M Smucker Co.	7,928	870
			19,974
Energy (6.2%)
	DTE Midstream LLC	253,689	14,534

		Shares	Market Value ($000)
	TechnipFMC plc	517,398	10,721
	SM Energy Co.	191,391	7,168
	Magnolia Oil & Gas Corp. Class A	298,520	6,418
	Matador Resources Co.	102,331	5,923
*	Weatherford International plc	52,381	4,750
*	Tidewater Inc.	66,950	4,022
	Core Laboratories Inc.	146,091	2,587
			56,123
Financials (15.0%)
	Starwood Property Trust Inc.	603,073	11,983
	BGC Group Inc. Class A	1,574,302	10,233
*	Bancorp Inc.	260,893	10,177
	Columbia Banking System Inc.	307,604	6,900
	Popular Inc.	92,807	6,848
	Wintrust Financial Corp.	78,207	6,700
	First BanCorp (XNYS)	444,197	6,663
	First Merchants Corp.	202,188	6,201
*	NMI Holdings Inc. Class A	195,181	5,367
*	Euronet Worldwide Inc.	59,660	5,203
	Pacific Premier Bancorp Inc.	224,145	5,048
	Northern Trust Corp.	55,890	4,429
	Carlyle Group Inc.	128,531	4,406
	WaFd Inc.	161,679	4,322
	Pinnacle Financial Partners Inc.	56,871	4,127
	Evercore Inc. Class A	27,033	3,989
	Flushing Financial Corp.	264,012	3,730
	First American Financial Corp.	61,239	3,650
	WSFS Financial Corp.	90,913	3,506
	Renasant Corp.	120,109	3,272
	Affiliated Managers Group Inc.	24,093	3,266
	PJT Partners Inc. Class A	35,506	3,198
	Webster Financial Corp.	70,235	3,150
	BOK Financial Corp.	41,768	2,998
	Lazard Ltd. Class A	96,057	2,880
	BankUnited Inc.	74,899	2,066
	Janus Henderson Group plc	50,771	1,330
*	Enstar Group Ltd.	2,242	616
			136,258
Health Care (6.2%)
*	Envista Holdings Corp.	305,700	6,936
*	Enovis Corp.	135,950	6,724
*	Varex Imaging Corp.	260,435	4,909
*	LivaNova plc	104,218	4,674
*	Pacira BioSciences Inc.	163,141	4,451
*	Elanco Animal Health Inc. (XNYS)	371,946	4,382
*	Globus Medical Inc. Class A	89,454	4,018
	Laboratory Corp. of America Holdings	17,507	3,798
*	Charles River Laboratories International Inc.	18,574	3,661
*	QuidelOrtho Corp.	46,920	3,225
*	Merit Medical Systems Inc.	43,354	3,102
*	Prestige Consumer Healthcare Inc.	52,380	3,004
*	Acadia Healthcare Co. Inc.	26,309	1,920
*	Bio-Rad Laboratories Inc. Class A	3,966	1,209
*	Fortrea Holdings Inc.	17,507	515
			56,528
Industrials (20.2%)
	BWX Technologies Inc.	187,979	14,668

		Shares	Market Value ($000)
*	GXO Logistics Inc.	226,750	12,757
*	XPO Inc.	134,779	11,629
*	OPENLANE Inc.	714,585	10,447
	Esab Corp.	134,238	10,356
	FTAI Aviation Ltd.	221,724	9,137
*	Beacon Roofing Supply Inc.	104,923	8,432
*	Verra Mobility Corp.	413,778	8,309
	MDU Resources Group Inc.	373,961	7,158
	KBR Inc.	132,326	6,837
*	MRC Global Inc.	656,067	6,784
	Timken Co.	77,955	5,644
*	Stericycle Inc.	116,036	5,450
	Applied Industrial Technologies Inc.	33,011	5,284
*	Array Technologies Inc.	310,751	4,807
	nVent Electric plc	84,367	4,493
	Masco Corp.	72,931	4,416
	Interface Inc.	411,547	4,161
*	Generac Holdings Inc.	34,775	4,071
	Brink's Co.	51,264	4,045
	Kennametal Inc.	168,561	3,929
	RB Global Inc. (XTSE)	61,689	3,928
	EnerSys	44,371	3,926
*	Resideo Technologies Inc.	237,322	3,899
*	Builders FirstSource Inc.	23,163	3,106
	WESCO International Inc.	18,307	2,853
*	Middleby Corp.	20,028	2,528
	Kaman Corp.	118,878	2,410
	Simpson Manufacturing Co. Inc.	12,121	2,024
	Granite Construction Inc.	43,894	2,017
	Snap-on Inc.	6,977	1,916
	Greenbrier Cos. Inc.	46,059	1,737
			183,158
Information Technology (8.6%)
*	Verint Systems Inc.	287,374	7,061
*	ACI Worldwide Inc.	232,046	6,205
	MKS Instruments Inc.	74,975	6,189
*	Insight Enterprises Inc.	40,375	6,114
	Jabil Inc.	50,103	5,778
*	Fabrinet	35,090	5,681
	Belden Inc.	81,261	5,399
	TD SYNNEX Corp.	54,443	5,370
*	Ultra Clean Holdings Inc.	188,753	5,123
*	Teledyne Technologies Inc.	12,214	4,922
*	Diodes Inc.	68,346	4,539
*	Zebra Technologies Corp. Class A	19,086	4,523
*	Teradata Corp.	89,938	4,250
*	Keysight Technologies Inc.	18,124	2,463
*	MACOM Technology Solutions Holdings Inc.	25,739	2,161
*	Consensus Cloud Solutions Inc.	88,295	1,626
			77,404
Materials (8.7%)
	Silgan Holdings Inc.	533,970	22,277
*	Axalta Coating Systems Ltd.	505,162	15,898
	Eagle Materials Inc.	48,528	8,786
	Carpenter Technology Corp.	80,841	5,724
	Ashland Inc.	68,170	5,448
	FMC Corp.	99,745	5,352

		Shares	Market Value ($000)
	Pactiv Evergreen Inc.	443,057	5,069
*	Knife River Corp.	58,981	3,520
	Graphic Packaging Holding Co.	154,961	3,513
*	ATI Inc.	75,341	3,311
			78,898
Real Estate (8.6%)
	Gaming and Leisure Properties Inc.	331,223	15,478
	SITE Centers Corp.	489,219	6,453
	Equity Commonwealth	332,300	6,244
	Independence Realty Trust Inc.	450,350	6,134
	Agree Realty Corp.	98,471	5,830
	COPT Defense Properties	237,700	5,752
	LXP Industrial Trust	623,662	5,476
	DigitalBridge Group Inc.	306,634	5,293
	STAG Industrial Inc.	146,988	5,270
	Newmark Group Inc. Class A	521,192	4,289
	NETSTREIT Corp.	227,176	3,494
*	CBRE Group Inc. Class A	41,453	3,273
*	Jones Lang LaSalle Inc.	20,994	3,265
	First Industrial Realty Trust Inc.	35,097	1,651
			77,902
Utilities (1.1%)
	ALLETE Inc.	73,176	4,060
	Portland General Electric Co.	75,567	3,103
	Unitil Corp.	49,074	2,379
			9,542
Total Common Stocks (Cost $741,137)			856,355
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $50,388)	503,996	50,395
Total Investments (100.0%) (Cost $791,525)			906,750
Other Assets and Liabilities—Net (0.0%)			(289)
Net Assets (100%)			906,461
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,762,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,860,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	225	20,387	1,030

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.